Quarterly Holdings Report
for

Fidelity® International Small Cap Fund

July 31, 2019

ISC-QTLY-0919
1.804839.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Australia - 5.1%
Aub Group Ltd.	859,318	$6,982,894
Challenger Ltd.	1,785,189	8,599,988
GUD Holdings Ltd.	2,771,388	17,953,254
Hansen Technologies Ltd.	4,090,611	10,732,272
Imdex Ltd.	13,281,575	12,110,185
Inghams Group Ltd. (a)	5,173,587	14,334,634
Nanosonics Ltd. (b)	2,237,901	8,359,156
National Storage (REIT) unit	6,730,823	7,541,371
Pact Group Holdings Ltd.	3,624,827	6,942,096
Reckon Ltd.	5,193,683	2,488,925
Servcorp Ltd. (c)	4,998,615	13,761,062
SomnoMed Ltd. (a)(b)(c)	3,608,165	5,776,965

TOTAL AUSTRALIA		115,582,802

Austria - 2.0%
IMMOFINANZ Immobilien Anlagen AG	616,574	16,503,997
Mayr-Melnhof Karton AG	98,700	12,455,743
Wienerberger AG	729,600	16,718,711

TOTAL AUSTRIA		45,678,451

Belgium - 0.3%
Barco NV	31,283	6,538,197
Bermuda - 0.9%
China Resource Gas Group Ltd.	1,846,000	9,343,706
Hiscox Ltd.	550,745	11,385,937

TOTAL BERMUDA		20,729,643

Brazil - 1.4%
Estacio Participacoes SA	2,011,900	18,082,244
Sul America SA unit	1,286,100	14,160,630

TOTAL BRAZIL		32,242,874

Canada - 6.0%
Dorel Industries, Inc. Class B (sub. vtg.)	426,803	3,017,178
ECN Capital Corp.	2,622,700	9,399,432
Genesis Land Development Corp. (c)	2,346,922	4,285,560
Lassonde Industries, Inc. Class A (sub. vtg.)	134,769	18,890,942
McCoy Global, Inc. (b)	1,328,570	513,389
North West Co., Inc.	848,400	19,419,733
Open Text Corp.	357,596	15,251,613
Richelieu Hardware Ltd.	757,300	14,953,204
Spin Master Corp. (b)(d)	392,000	11,138,051
Total Energy Services, Inc.	618,900	3,263,785
TransForce, Inc.	376,200	11,900,553
Western Forest Products, Inc.	13,107,775	14,102,925
Whitecap Resources, Inc.	2,830,353	9,092,815

TOTAL CANADA		135,229,180

Cayman Islands - 4.4%
AMVIG Holdings Ltd.	32,886,000	7,610,938
Best Pacific International Holdings Ltd.	17,964,000	6,022,180
China Metal Recycling (Holdings) Ltd. (b)(e)	436,800	1
Haitian International Holdings Ltd.	6,202,000	12,529,217
Impro Precision Industries Ltd. (d)	13,203,300	7,129,949
Pico Far East Holdings Ltd.	27,944,024	8,552,250
Precision Tsugami China Corp. Ltd.	9,941,000	9,512,004
SITC International Holdings Co. Ltd.	22,040,000	24,293,406
Value Partners Group Ltd.	18,268,000	10,890,380
Xingda International Holdings Ltd.	48,545,591	13,037,432

TOTAL CAYMAN ISLANDS		99,577,757

China - 1.2%
Qingdao Port International Co. Ltd. (H Shares) (d)	21,709,000	15,472,523
Weifu High-Technology Group Co. Ltd. (B Shares)	6,122,887	11,054,398

TOTAL CHINA		26,526,921

Denmark - 1.4%
Jyske Bank A/S (Reg.)	306,803	9,791,972
Scandinavian Tobacco Group A/S (d)	882,428	9,300,695
Spar Nord Bank A/S	1,407,326	12,392,179

TOTAL DENMARK		31,484,846

Finland - 2.9%
Adapteo OYJ (b)	476,610	5,574,530
Ahlstrom-Munksjo OYJ	841,398	13,841,014
Asiakastieto Group Oyj (a)(d)	527,523	16,467,896
Cramo Oyj (B Shares)	476,610	4,136,441
Kojamo OYJ	1,016,800	14,317,601
Olvi PLC (A Shares)	310,138	12,067,795

TOTAL FINLAND		66,405,277

France - 2.9%
Altarea SCA	71,970	14,691,294
Maisons du Monde SA (d)	445,907	8,973,994
Rexel SA	1,138,000	12,742,533
The Vicat Group	235,756	10,635,012
Thermador Groupe SA	167,666	10,653,799
Wendel SA	58,735	8,127,456

TOTAL FRANCE		65,824,088

Germany - 2.2%
Bertrandt AG	140,300	9,427,444
JOST Werke AG (d)	363,872	11,902,926
Takkt AG	972,900	13,311,724
Talanx AG	369,500	15,576,110

TOTAL GERMANY		50,218,204

Greece - 0.9%
Mytilineos Holdings SA	1,698,816	20,724,094
Hong Kong - 1.9%
Dah Sing Banking Group Ltd.	8,769,200	15,248,710
Far East Horizon Ltd.	6,335,000	5,892,216
Magnificent Hotel Investment Ltd.	311,390,000	7,191,530
Sino Land Ltd.	8,397,193	13,598,225

TOTAL HONG KONG		41,930,681

India - 1.3%
Cyient Ltd.	258,272	1,727,991
Embassy Office Parks (REIT) (b)	1,373,200	7,411,637
LIC Housing Finance Ltd.	1,520,300	11,387,724
Torrent Pharmaceuticals Ltd.	358,858	8,674,145

TOTAL INDIA		29,201,497

Indonesia - 0.8%
PT ACE Hardware Indonesia Tbk	57,347,800	7,492,962
PT Media Nusantara Citra Tbk	100,800,300	9,837,985

TOTAL INDONESIA		17,330,947

Ireland - 1.4%
Irish Residential Properties REIT PLC	9,370,900	17,759,580
Mincon Group PLC	7,493,644	9,705,693
Origin Enterprises PLC	920,300	5,037,828

TOTAL IRELAND		32,503,101

Israel - 0.0%
Tel Aviv Stock Exchange Ltd.	161,000	325,535
Italy - 1.6%
Banca Generali SpA	471,000	13,744,025
Banco di Desio e della Brianza SpA	2,376,445	5,208,835
Recordati SpA	378,700	16,991,023

TOTAL ITALY		35,943,883

Japan - 25.2%
A/S One Corp.	133,900	11,114,229
Aeon Delight Co. Ltd.	604,800	18,095,634
Arata Corp.	562,000	18,261,513
Arc Land Sakamoto Co. Ltd.	1,146,700	13,923,988
Aucnet, Inc.	832,900	9,493,483
Broadleaf Co. Ltd.	727,800	3,853,413
Central Automotive Products Ltd.	339,100	6,215,327
DaikyoNishikawa Corp.	1,580,800	13,106,734
Daiwa Industries Ltd.	1,218,300	12,116,928
Dexerials Corp.	1,703,100	11,318,515
GMO Internet, Inc.	981,100	16,070,597
Hitachi High-Technologies Corp.	229,600	11,713,209
Iida Group Holdings Co. Ltd.	698,151	11,512,849
Inaba Denki Sangyo Co. Ltd.	186,400	8,618,366
Isuzu Motors Ltd.	1,697,000	18,778,049
Japan Meat Co. Ltd.	718,800	11,952,470
JSR Corp.	1,724,800	28,680,607
Kenedix, Inc.	2,439,700	12,446,305
Kirindo Holdings Co. Ltd. (c)	647,909	10,606,912
Meitec Corp.	219,300	11,389,328
Mitani Shoji Co. Ltd.	290,000	14,341,392
Morinaga & Co. Ltd.	290,100	13,679,686
Nihon Parkerizing Co. Ltd.	1,653,100	18,523,108
Nishimoto Co. Ltd.	414,300	14,966,440
NSD Co. Ltd.	272,600	8,444,361
Otsuka Corp.	268,000	10,654,472
PALTAC Corp.	255,900	12,607,997
Paramount Bed Holdings Co. Ltd.	415,900	15,960,865
Persol Holdings Co., Ltd.	661,400	16,153,505
Renesas Electronics Corp. (b)	3,332,900	19,882,821
Ricoh Leasing Co. Ltd.	310,000	9,560,162
S Foods, Inc.	625,600	19,321,776
San-Ai Oil Co. Ltd.	1,480,700	14,304,768
Santen Pharmaceutical Co. Ltd.	752,600	12,182,449
Shinsei Bank Ltd.	1,122,900	16,961,370
Ship Healthcare Holdings, Inc.	318,700	14,413,126
Taiheiyo Cement Corp.	413,800	11,621,714
THK Co. Ltd.	520,400	13,269,506
TKC Corp.	277,100	11,563,875
Toshiba Plant Systems & Services Corp.	749,800	12,605,793
Tsuruha Holdings, Inc.	190,000	19,438,368
Yamada Consulting Group Co. Ltd.	561,380	10,201,749

TOTAL JAPAN		569,927,759

Korea (South) - 1.1%
Hyundai Fire & Marine Insurance Co. Ltd.	750,196	17,616,681
NS Shopping Co. Ltd.	755,079	6,559,973

TOTAL KOREA (SOUTH)		24,176,654

Luxembourg - 0.3%
Shurgard Self Storage Europe SARL	166,477	5,795,922
Mexico - 0.9%
Credito Real S.A.B. de CV	6,947,800	8,037,713
Genomma Lab Internacional SA de CV (b)	13,814,100	12,600,377

TOTAL MEXICO		20,638,090

Netherlands - 3.1%
Amsterdam Commodities NV	598,655	12,684,290
Arcadis NV (a)	696,958	14,234,775
Basic-Fit NV (b)(d)	198,800	6,283,044
Intertrust NV (d)	766,200	14,639,645
Philips Lighting NV (d)	311,900	8,476,459
RHI Magnesita NV	14,900	811,409
RHI Magnesita NV	230,610	12,764,263
Van Lanschot NV (Bearer)	51,327	1,054,560

TOTAL NETHERLANDS		70,948,445

New Zealand - 1.3%
Air New Zealand Ltd.	7,136,271	12,704,161
EBOS Group Ltd.	957,193	15,654,359

TOTAL NEW ZEALAND		28,358,520

Norway - 0.4%
ABG Sundal Collier ASA	9,702,926	3,911,057
Skandiabanken ASA (d)	736,574	5,655,206

TOTAL NORWAY		9,566,263

Philippines - 0.9%
Century Pacific Food, Inc.	26,909,500	7,959,119
Robinsons Land Corp.	22,524,700	12,018,729

TOTAL PHILIPPINES		19,977,848

Romania - 0.6%
Banca Transilvania SA	23,774,561	14,384,880
Singapore - 1.9%
Boustead Singapore Ltd.	10,633,669	5,950,338
Hour Glass Ltd.	11,078,900	6,772,069
Mapletree Industrial (REIT)	9,823,816	16,064,594
Wing Tai Holdings Ltd.	9,644,600	14,787,626

TOTAL SINGAPORE		43,574,627

South Africa - 0.4%
Clicks Group Ltd.	600,218	8,524,550
Spain - 0.4%
Laboratorios Farmaceuticos ROVI SA	359,300	8,312,873
Sweden - 2.1%
AddTech AB (B Shares)	318,619	8,343,704
Coor Service Management Holding AB (d)	659,600	5,577,883
Dustin Group AB (d)	1,787,679	15,469,009
Granges AB	1,187,321	11,859,384
John Mattson Fastighetsforetag (b)	495,300	5,844,399

TOTAL SWEDEN		47,094,379

Switzerland - 0.1%
VZ Holding AG	5,783	1,596,132
Taiwan - 3.4%
King's Town Bank	10,796,000	11,015,419
Lumax International Corp. Ltd.	4,466,600	12,534,846
Sporton International, Inc.	2,383,740	15,846,441
Test Research, Inc.	6,744,000	10,179,691
Tripod Technology Corp.	3,982,000	13,221,213
United Microelectronics Corp.	19,996,000	8,867,468
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,243,000	5,334,664

TOTAL TAIWAN		76,999,742

Thailand - 1.4%
Star Petroleum Refining PCL	60,012,500	19,140,836
TISCO Financial Group PCL	3,573,300	11,695,572

TOTAL THAILAND		30,836,408

Turkey - 0.1%
Aygaz A/S	662,997	1,214,089
United Kingdom - 12.8%
Alliance Pharma PLC	15,091,745	12,993,974
Bond International Software PLC (b)(e)	899,666	11
Cineworld Group PLC	5,923,680	18,376,861
Diploma PLC	516,151	9,522,076
Elementis PLC	6,428,125	11,804,037
ITE Group PLC	17,183,930	15,317,778
John Wood Group PLC	4,527,700	29,237,580
Knights Group Holdings PLC	2,410,600	9,380,898
Luxfer Holdings PLC sponsored	1,108,609	21,972,630
McColl's Retail Group PLC (c)	9,602,129	8,022,201
Mears Group PLC	3,957,440	13,138,515
Melrose Industries PLC	4,428,872	10,069,036
Micro Focus International PLC	835,526	17,599,614
Moneysupermarket.com Group PLC	2,166,810	9,720,728
PayPoint PLC	523,111	6,030,752
Sabre Insurance Group PLC (d)	2,852,122	9,174,091
Spectris PLC	392,925	12,165,707
Ten Entertainment Group PLC (c)	4,277,819	12,589,459
The Weir Group PLC	755,038	13,745,480
Topps Tiles PLC	6,514,537	5,482,251
Tullett Prebon PLC	4,600,968	17,552,259
Ultra Electronics Holdings PLC	569,981	13,606,611
Volution Group PLC	5,871,201	12,994,741

TOTAL UNITED KINGDOM		290,497,290

TOTAL COMMON STOCKS
(Cost $2,087,491,686)		2,146,422,449

Nonconvertible Preferred Stocks - 0.3%
Brazil - 0.3%
Banco ABC Brasil SA
(Cost $5,883,084)	1,647,326	7,739,478

Money Market Funds - 5.3%
Fidelity Cash Central Fund 2.43% (f)	109,567,281	109,589,195
Fidelity Securities Lending Cash Central Fund 2.43% (f)(g)	10,904,374	10,905,464
TOTAL MONEY MARKET FUNDS
(Cost $120,485,760)		120,494,659
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $2,213,860,530)		2,274,656,586
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(14,022,968)
NET ASSETS - 100%		$2,260,633,618

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $145,661,371 or 6.4% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,686,261
Fidelity Securities Lending Cash Central Fund	220,849
Total	$1,907,110

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Genesis Land Development Corp.	$5,698,551	$188,474	$--	$--	$--	$(1,601,465)	$4,285,560
Kirindo Holdings Co. Ltd.	9,066,764	--	--	86,781	--	1,540,148	10,606,912
Knights Group Holdings PLC	9,077,384	26,190	5,094,210	22,006	2,312,100	3,059,434	--
McColl's Retail Group PLC	11,518,286	2,062,257	--	70,711	--	(5,558,342)	8,022,201
Servcorp Ltd.	8,399,066	3,313,084	--	350,414	--	2,048,912	13,761,062
SHW Group	6,787,336	1,325,267	7,192,981	12,556	(3,774,086)	2,854,464	--
SomnoMed Ltd.	3,006,793	2,391,129	1,265,676	--	(1,485,240)	3,129,959	5,776,965
Ten Entertainment Group PLC	11,133,306	1,307,668	--	576,524	--	148,485	12,589,459
Total	$64,687,486	$10,614,069	$13,552,867	$1,118,992	$(2,947,226)	$5,621,595	$55,042,159

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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